RESEARCH AND DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Research and Development [Abstract]
Schedule of components of research and development costs
The components of research and development costs consist of the following:

	2017	2016	2015
Gross research and development	$84,246	$73,695	$74,599
Government tax credits	(885)	(618)	(579)
	$83,361	$73,077	$74,020